Commitments and contingencies - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 16, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Capital commitments		$ 49.3
Power purchase commitments		454.2
Oyu Tolgoi [member]
Disclosure of commitments and contingencies [line items]
Disputed tax assessment		$ 150.0
Oyu Tolgoi [member] | Tax assessment [member]
Disclosure of commitments and contingencies [line items]
Settlement of unpaid taxes, fines and penalties for accepted items	$ 4.8
Dispute negotiation period		60-working-day
Oyu Tolgoi [member] | Tax assessment [member] | 2013 through 2015 [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount	$ 155.0
National power transmission grid [member] | Oyu Tolgoi [member]
Disclosure of commitments and contingencies [line items]
Purchase agreement period		6 years
Purchase agreement possible cancellation period		After the fourth year